STOCKHOLDERS’ EQUITY - RSUs Narrative (Details) - Restricted Stock Units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders Equity Note [Line Items]
Target service period	3 years
Stock repurchase program, period in force	6 months
Unrecognized compensation cost related to all unvested	$ 45
Weighted-average period for all unvested	1 year 9 months 18 days
Weighted average fair value (in dollars per share)	$ 77.51	$ 75.60	$ 67.11
Fair value of RSUs and restricted stock vested	$ 52	$ 57	$ 69